Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash flows from operating activities:
Net income	₨ 67,682.0	$ 1,038.5	₨ 62,234.4	₨ 96,872.2
Adjustments for:
Depreciation and amortization expense	209,818.2	3,219.3	182,405.4	168,074.9
Inventory write-down/(reversals)	6,074.2	93.2	(4,579.1)	25,012.2
Allowances for finance receivables	255.2	3.9	5,653.5	8,600.3
Defined benefit pension plan ammendment	(36,090.1)	(553.7)
Allowances for trade and other receivables	145.7	2.2	1,706.0	6,719.1
Impairment of Goodwill			142.5
Share of (profit)/loss of equity accounted investees (net)	(22,782.6)	(349.6)	(14,930.0)	(5,774.7)
Loss on sale of assets/assets written off and others (net)	23,825.5	365.6	11,418.6	9,477.4
(Gain) on sale/loss on fair valuation of available-for-sale investments (net)	(1,561.7)	(24.0)	(1,826.0)	(1,813.9)
(Gain)/Loss on change in fair value of commodity derivatives	170.9	2.6	(12,973.4)	5,818.7
Fair value gain on disposal of joint venture	(190.6)	(2.9)
Foreign exchange (gain)/loss (net)	2,673.5	41.0	(12,840.5)	1,507.9
Income tax expense	38,058.5	583.9	35,670.0	27,512.7
Interest expense	46,365.0	711.4	42,365.7	47,912.6
Interest income	(7,122.4)	(109.3)	(5,640.7)	(7,186.6)
Dividend income and income on mutual funds	(157.7)	(2.4)	(105.1)	(422.7)
Gain on fair value of below market interest loans	(60.2)	(0.9)	(465.2)	(508.1)
Non-cash dividend income on mutual funds				(24.0)
Cash flows from operating activities before changes in following assets and liabilities	327,103.4	5,018.8	288,236.1	381,778.0
Trade receivables	(43,265.8)	(663.8)	(23,677.8)	(7,945.6)
Finance receivables	(63,612.2)	(976.0)	(17,916.3)	(13,954.5)
Other financial assets	(33,730.5)	(517.5)	(1,193.2)	(4,066.1)
Other current assets	1,820.0	27.9	(7,700.4)	1,373.3
Inventories	(35,604.3)	(546.3)	(66,309.4)	(57,341.5)
Other non-current assets	(307.6)	(4.7)	(4,292.0)	(1,100.4)
Accounts payable	72,565.7	1,113.4	84,935.1	40,776.5
Acceptances	631.0	9.7	8,527.3	(974.3)
Other current liabilities	5,631.7	86.4	7,854.0	8,359.4
Other financial liabilities	15,419.8	236.6	7,651.3	7,292.2
Other non-current liabilities	(46,878.3)	(719.3)	16,348.7	27,586.4
Provisions	69,012.9	1,058.8	29,594.9	13,327.4
Cash generated from operations	268,785.8	4,124.0	322,058.3	395,110.8
Income tax paid (net)	(30,211.6)	(463.5)	(18,951.0)	(20,397.8)
Net cash provided by operating activities	238,574.2	3,660.5	303,107.3	374,713.0
Cash flows from investing activities:
Deposits with banks/financial institutions	(478,682.9)	(7,344.6)	(447,429.4)	(434,418.0)
Realization of deposits with banks / financial institutions	523,438.0	8,031.3	334,465.5	414,663.0
(Purchase)/sale of available-for-sale investments (net)	23,610.9	362.3	19,143.8	(47,147.3)
Purchases of available-for-sale investments/other investments	(3,287.8)	(50.4)	(63.6)	(128.7)
Proceeds from sale of available-for-sale investments/other investments	194.3	3.0	506.1	892.1
Excess of cash acquired on acquisition of subsidiary company	144.5	2.2
Deposits of margin money and other restricted deposits	(3,917.6)	(60.1)	(4,192.5)	(57,287.5)
Realization of margin money and other restricted deposits	2,134.0	32.7	7,862.2	55,327.0
(Increase)/decrease in short term inter-corporate deposits			300.0	650.0
Loan to others			(97.8)	(7.5)
Repayment of loan by others			7.5	83.3
Repayments of loan by joint operation			1,325.0
Investments in equity accounted investees	(42.1)	(0.6)	(1,069.5)
Dividends received from equity accounted investees	17,816.4	273.4	6,091.9	154.2
Interest received	6,904.7	105.9	6,381.8	7,309.6
Dividend received	157.7	2.4	105.1	422.7
Payments for property, plant and equipment	(198,654.3)	(3,048.0)	(162,798.7)	(159,537.9)
Proceeds from sale of property, plant and equipment	303.0	4.6	533.9	588.4
Payments for intangible assets	(152,134.9)	(2,334.3)	(143,798.9)	(152,064.7)
Net cash used in investing activities	(262,016.1)	(4,020.2)	(382,727.6)	(370,501.3)
Cash flows from financing activities:
Proceeds from issuance of shares			45.5	74,904.8
Proceeds from issuance of shares to non-controlling interests shareholders			6.2	1.9
Shares issuance costs				(572.6)
Dividends paid (including dividend distribution tax)			(730.0)
Dividends paid to non-controlling interests shareholders of subsidiaries (including dividend distribution tax)	(559.7)	(8.6)	(482.2)	(1,058.6)
Interest paid	(54,106.4)	(830.2)	(52,223.8)	(56,068.2)
Proceeds from issuance of short-term debt	150,087.3	2,302.8	150,052.6	84,602.0
Repayment of short-term debt	(193,766.2)	(2,973.0)	(117,537.1)	(90,004.4)
Net change in other short-term debt (with maturity up to three months)	73,282.4	1,124.4	(7,662.5)	(13,377.4)
Proceeds from issuance of long-term debt	152,108.8	2,333.9	183,845.2	110,587.0
Repayments of long-term debt	(105,872.5)	(1,624.4)	(92,121.3)	(145,854.8)
Debt issuance cost	(656.7)	(10.1)	(1,139.6)	(1,088.4)
Distribution to non-controlling interests	(399.9)	(6.1)
Net cash provided by/(used in) financing activities	20,117.1	308.7	62,053.0	(37,928.7)
Net change in cash and cash equivalents	(3,324.8)	(51.0)	(17,567.3)	(33,717.0)
Classified as held for sale	(2,439.4)	(37.4)
Effect of foreign exchange on cash and cash equivalents	13,064.1	200.4	(14,101.2)	7,822.2
Cash and cash equivalents, beginning of the year	139,867.6	2,146.0	171,536.1	197,430.9
Cash and cash equivalents, end of the year	147,167.5	2,258.0	139,867.6	171,536.1
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	83,465.4	1,280.6	₨ 33,463.5	₨ 37,960.4
Increase/(decrease) in liabilities arising from financing activities on account of non-cash transactions:
Exchange differences	27,680.3	424.7
Classified as held for sale	(1,425.5)	(21.9)
Amortisation of prepaid discounting charges	₨ 2,027.0	$ 31.1